Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Balance Sheets - PLUM ACQUISITION CORP. I [Member] - Restated [Member] - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Assets
Cash and cash equivalents	$ 92,722	$ 20,880	$ 97,811
Prepaid expense	27,550	52,885	102,980
Total current assets	120,272	73,765	200,791
Investments held in Trust Account	35,096,667	55,154,617	54,368,297
TOTAL ASSETS	35,216,939	55,228,382	54,569,088
Liabilities, Redeemable Ordinary Shares and Stockholders’ Deficit
Accounts payable and accounts payable	3,976,694	3,853,954	3,584,797
Subscription liability, net of debt discount	1,060,112	467,274	251,880
Forward Purchase Agreement liability			633,205
Total current liabilities	6,545,772	5,903,054	5,984,882
Warrant liability	758,433	423,458	2,401,703
TOTAL LIABILITIES	7,304,205	6,326,512	8,386,585
Commitments and Contingencies
Class A Common Stock subject to possible redemption, 5,228,218, 5,228,218 and 3,255,593 shares at $10.40, $10.55 and $10.78 redemption value as of March 31, 2023, June 30, 2023 and September 30, 2023, respectively	35,096,667	55,154,617	54,368,296
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	6,319,277	6,912,413	7,531,767
Accumulated deficit	(13,504,009)	(13,165,959)	(15,718,359)
TOTAL SHAREHOLDERS’ DEFICIT	(7,183,933)	(6,252,747)	(8,185,793)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	35,216,939	55,228,382	54,569,088
Related Party [Member]
Liabilities, Redeemable Ordinary Shares and Stockholders’ Deficit
Due to related party	258,966	331,826	265,000
Convertible promissory note -related party	1,000,000	1,000,000	1,000,000
Promissory Note - related party	250,000	250,000	250,000
Class A Ordinary Shares
Stockholders’ Deficit:
Ordinary shares	799
Class B Ordinary Shares
Stockholders’ Deficit:
Ordinary shares		$ 799	$ 799